Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2019	2018
	(in € millions)
Non-current
Deferred rent	—	85
Other accrued liabilities	20	—
	20	85
Current
Accrued fees to rights holders	1,153	832
Accrued salaries, vacation, and related taxes	54	41
Accrued social costs for options and RSUs	64	64
Other accrued expenses	167	139
	1,438	1,076
	1,458	1,161